Quarterly Financial Data (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Dec. 29, 2012
After Tax Special Charges Associated With Restructuring Actions To Realign Activities	$ 75	$ 66	$ 27	$ 29	$ 71	$ 21	$ 29
After Tax Special Charges For Intangible Asset Impairment Charges	11	15			31
Tax Adjustments, Settlements, and Unusual Provisions	46							46
After Tax Accounts Receivable Allowance Charges For Collection Risk					38
Licensing Agreements [Member]
After-tax loss contingency expense				25
Field Action Cost IESD [Member]
After-tax loss contingency expense	$ 27